GNA VARIABLE INVESTMENT ACCOUNT


                             FINANCIAL STATEMENTS


                               DECEMBER 31, 1998
                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                        GNA VARIABLE INVESTMENT ACCOUNT


                               TABLE OF CONTENTS


                               DECEMBER 31, 1998





                                                    PAGE
                                                   -----
Independent Auditors' Report ...................   A-3
Financial Statements:
 Statements of Assets and Liabilities ..........   A-4
 Statements of Operations ......................   A-5
 Statements of Changes in Net Assets ...........   A-9
Notes to Financial Statements ..................   A-16

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GNA Variable Investment Account
and
The Board of Directors
Great Northern Insured Annuity Corporation:

     We have audited the accompanying statements of assets and liabilities of GNA Variable Investment Account (the Account) (comprising the GE Investments Funds, Inc. -- Income, Premier Growth Equity, Value Equity, International Equity, U.S. Equity, and Money Market Funds) as of December 31, 1998 and the related statements of operations and changes in net assets for the aforementioned funds and the GNA Variable Series Trust Portfolios -- GNA Adjustable Rate, GNA Government, GNA Growth and GNA Value Portfolios; GE Variable Investment Trust Portfolios -- GE U.S. Equity, GE International Equity, GE Fixed Income and GE Money Market Portfolios; and Paragon Portfolios -- Paragon Power Intermediate Term Bond, Paragon Power Value Growth, Paragon Power Value Equity Income and Paragon Power Gulf South Growth Portfolios of the GNA Variable Investment Account for each of the years or lesser periods in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the GNA Variable Investment Account as of December 31, 1998, and the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, in conformity with generally accepted accounting principles.



                                                         KPMG LLP





Richmond, Virginia
February 12, 1999

                        GNA VARIABLE INVESTMENT ACCOUNT


                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                            GE INVESTMENTS FUNDS, INC.
                                         --------------------------------
                                                              PREMIER
                                                               GROWTH
                                              INCOME           EQUITY
                                               FUND             FUND
ASSETS                                   ---------------- ---------------
Investments in GE Investments Funds,
 Inc., at fair value:
 Income Fund (1,742,489 shares,
   cost $23,991,703)....................   $ 21,502,313              --
 Premier Growth Equity Fund
   (295,715 shares, cost
   $16,700,390).........................             --      19,877,930
 Value Equity Fund (1,008,136
   shares, cost $13,894,420)............             --              --
 International Equity Fund (812,089
   shares, cost $9,330,163).............             --              --
 U. S. Equity Fund (862,327 shares,
   cost $25,719,437)....................             --              --
 Money Market Fund (4,892,093
   shares, cost $4,892,093).............             --              --
                                           ------------      ----------
    TOTAL ASSETS .......................   $ 21,502,313      19,877,930
                                           ============      ==========
Net assets:
 Attributable to Great Northern
   Insured Annuity Corporation .........     16,726,500       9,029,804
 For deferred variable annuity
   contractholders .....................      4,775,813      10,848,126
                                           ------------      ----------
                                           $ 21,502,313      19,877,930
                                           ============      ==========
Outstanding units held by
 contractholders .......................        449,277         779,880
                                           ============      ==========
Net asset value per unit ...............   $      10.63            13.91
                                           ============      ===========



                                                           GE INVESTMENTS FUNDS, INC.
                                         --------------------------------------------------------------
                                              VALUE       INTERNATIONAL        U.S.           MONEY
                                              EQUITY          EQUITY          EQUITY         MARKET
                                               FUND            FUND            FUND           FUND
ASSETS                                   --------------- --------------- --------------- --------------
Investments in GE Investments Funds,
 Inc., at fair value:
 Income Fund (1,742,489 shares,
   cost $23,991,703)....................            --             --               --             --
 Premier Growth Equity Fund
   (295,715 shares, cost
   $16,700,390).........................            --             --               --             --
 Value Equity Fund (1,008,136
   shares, cost $13,894,420)............   $13,680,403             --               --             --
 International Equity Fund (812,089
   shares, cost $9,330,163).............            --      9,655,736               --             --
 U. S. Equity Fund (862,327 shares,
   cost $25,719,437)....................            --             --       28,887,939             --
 Money Market Fund (4,892,093
   shares, cost $4,892,093).............            --             --               --      4,892,093
                                            ----------      ---------       ----------      ---------
    TOTAL ASSETS .......................   $13,680,403      9,655,736       28,887,939      4,892,093
                                            ==========      =========       ==========      =========
Net assets:
 Attributable to Great Northern
   Insured Annuity Corporation .........     5,001,370      7,767,635       15,124,725      3,132,275
 For deferred variable annuity
   contractholders .....................     8,679,033      1,888,101       13,763,214      1,759,818
                                            ----------      ---------       ----------      ---------
                                           $13,680,403      9,655,736       28,887,939      4,892,093
                                            ==========      =========       ==========      =========
Outstanding units held by
 contractholders .......................       806,602        159,738        1,105,479        169,213
                                            ==========      =========       ==========      =========
Net asset value per unit ...............    $    10.76          11.82            12.45          10.40
                                            ===========     ==========      ===========     ==========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT


                           STATEMENTS OF OPERATIONS
                               DECEMBER 31, 1998



                                                                     GE INVESTMENTS FUNDS, INC.
                                      ----------------------------------------------------------------------------------------
                                               INCOME FUND           PREMIER GROWTH EQUITY FUND        VALUE EQUITY FUND
                                      ----------------------------- ----------------------------- ----------------------------
                                                       PERIOD FROM                   PERIOD FROM                  PERIOD FROM
                                                      DECEMBER 12,                  DECEMBER 12,                  DECEMBER 12,
                                        YEAR ENDED       1997 TO      YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           1998           1997           1998           1997           1998           1997
                                      -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ................  $  2,760,998       53,264         829,354         9,920        393,049            --
 Expenses:
   Mortality and expense risk
    charges (note 3) ................        67,377        3,285         129,274         6,135        127,916         6,415
                                       ------------       ------         -------         -----        -------         -----
Net investment income (loss) ........     2,693,621       49,979         700,080         3,785        265,133        (6,415)
                                       ------------       ------         -------         -----        -------        ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ...........     1,314,687          (62)      2,049,328        13,532      1,206,800         8,652
 Unrealized appreciation
   (depreciation) on investments.....    (2,472,562)     (16,828)      2,657,926       519,614       (542,115)      328,098
                                       ------------      -------       ---------       -------      ---------       -------
Net realized and unrealized gain
 (loss) on investments ..............    (1,157,875)     (16,890)      4,707,254       533,146        664,685       336,750
                                       ------------      -------       ---------       -------      ---------       -------
Increase in net assets from
 operations .........................  $  1,535,746       33,089       5,407,334       536,931        929,818       330,335
                                       ============      =======       =========       =======      =========       =======


                                                                   GE INVESTMENTS FUNDS, INC.
                                    ----------------------------------------------------------------------------------------
                                      INTERNATIONAL EQUITY FUND         U.S. EQUITY FUND             MONEY MARKET FUND
                                    ----------------------------- ----------------------------- ----------------------------
                                                     PERIOD FROM                   PERIOD FROM                  PERIOD FROM
                                                    DECEMBER 12,                  DECEMBER 12,                  DECEMBER 12,
                                      YEAR ENDED       1997 TO      YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1998           1997           1998           1997           1998           1997
                                    -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
  Income -- Dividends .............   $  492,770           --          743,414        11,628        253,615        6,805
  Expenses:
   Mortality and expense risk
    charges (note 3) ..............       27,791        1,349          170,197         7,503         35,594          835
                                      ----------        -----          -------        ------        -------        -----
Net investment income (loss) ......      464,979       (1,349)         573,217         4,125        218,021        5,970
                                      ----------       ------          -------        ------        -------        -----
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) ........      867,620        4,562        2,176,519         4,856             --           --
  Unrealized appreciation
   (depreciation) on investments...      151,208      174,364        2,615,198       553,304             --           --
                                      ----------      -------        ---------       -------        -------        -----
Net realized and unrealized gain
  (loss) on investments ...........    1,018,828      178,926        4,791,717       558,160             --           --
                                      ----------      -------        ---------       -------        -------        -----
Increase in net assets from
  operations ......................   $1,483,807      177,577        5,364,934       562,285        218,021        5,970
                                      ==========      =======        =========       =======        =======        =====

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                            GNA VARIABLE SERIES TRUST PORTFOLIOS
                                                              ----------------------------------------------------------------
                                                               GNA ADJUSTABLE RATE PORTFOLIO       GNA GOVERNMENT PORTFOLIO
                                                              -------------------------------   ------------------------------
                                                                PERIOD FROM                       PERIOD FROM
                                                                JANUARY 1,                        JANUARY 1,
                                                                  1997 TO        YEAR ENDED         1997 TO        YEAR ENDED
                                                               DECEMBER 11,     DECEMBER 31,     DECEMBER 11,     DECEMBER 31,
                                                                   1997             1996             1997             1996
                                                              --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ......................................     $  388,100         436,519          488,825          651,585
 Expenses:
   Mortality and expense risk charges (note 3) ............          5,383           4,486           23,496           26,287
                                                                ----------         -------          -------          -------
Net investment income (loss) ..............................        382,717         432,033          465,329          625,298
                                                                ----------         -------          -------          -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .................................        130,953          (1,827)         273,899          (24,629)
 Unrealized appreciation (depreciation) on
   investments ............................................       (188,288)       (103,401)        (100,222)        (374,717)
                                                                ----------        --------         --------         --------
Net realized and unrealized gain (loss) on investments.....        (57,335)       (105,228)         173,677         (399,346)
                                                                ----------        --------         --------         --------
Increase in net assets from operations ....................     $  325,382         326,805          639,006          225,952
                                                                ==========        ========         ========         ========


                                                                            GNA VARIABLE SERIES TRUST PORTFOLIOS
                                                              ----------------------------------------------------------------
                                                                   GNA GROWTH PORTFOLIO              GNA VALUE PORTFOLIO
                                                              -------------------------------   ------------------------------
                                                                PERIOD FROM                       PERIOD FROM
                                                                JANUARY 1,                        JANUARY 1,
                                                                  1997 TO        YEAR ENDED         1997 TO        YEAR ENDED
                                                               DECEMBER 11,     DECEMBER 31,     DECEMBER 11,     DECEMBER 31,
                                                                   1997             1996             1997             1996
                                                              --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ......................................    $         --         122,337           76,044         721,670
 Expenses:
   Mortality and expense risk charges (note 3) ............         102,106          77,425          105,445          68,945
                                                               ------------         -------          -------         -------
Net investment income (loss) ..............................        (102,106)         44,912          (29,401)        652,725
                                                               ------------         -------          -------         -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .................................       6,005,331         116,128        5,204,833         105,042
 Unrealized appreciation (depreciation) on
   investments ............................................      (2,470,123)      1,432,026       (1,474,306)        911,945
                                                               ------------       ---------       ----------         -------
Net realized and unrealized gain (loss) on investments.....       3,535,208       1,548,154        3,730,527       1,016,987
                                                               ------------       ---------       ----------       ---------
Increase in net assets from operations ....................    $  3,433,102       1,593,066        3,701,126       1,669,712
                                                               ============       =========       ==========       =========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                          GE VARIABLE INVESTMENT TRUST PORTFOLIOS
                                                              ----------------------------------------------------------------
                                                                                                   GE INTERNATIONAL EQUITY
                                                                 GE U.S. EQUITY PORTFOLIO                  PORTFOLIO
                                                              -------------------------------   ------------------------------
                                                                PERIOD FROM                       PERIOD FROM
                                                                JANUARY 1,                        JANUARY 1,
                                                                  1997 TO        YEAR ENDED         1997 TO        YEAR ENDED
                                                               DECEMBER 11,     DECEMBER 31,     DECEMBER 11,     DECEMBER 31,
                                                                   1997             1996             1997             1996
                                                              --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ......................................     $       --        1,832,682              --          732,236
 Expenses:
   Mortality and expense risk charges (note 3) ............        127,409           82,274          25,225           20,256
                                                                ----------        ---------          ------          -------
Net investment income (loss) ..............................       (127,409)       1,750,408         (25,225)         711,980
                                                                ----------        ---------         -------          -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .................................      6,278,595           99,571         654,601           44,447
 Unrealized appreciation (depreciation) on
   investments ............................................       (998,789)         971,255        (345,887)         286,920
                                                                ----------        ---------        --------          -------
Net realized and unrealized gain (loss) on investments.....      5,279,806        1,070,826         308,714          331,367
                                                                ----------        ---------        --------          -------
Increase in net assets from operations ....................     $5,152,397        2,821,234         283,489        1,043,347
                                                                ==========        =========        ========        =========


                                                                       GE VARIABLE INVESTMENT TRUST PORTFOLIOS
                                                           ----------------------------------------------------------------
                                                              GE FIXED INCOME PORTFOLIO        GE MONEY MARKET PORTFOLIO
                                                           -------------------------------   ------------------------------
                                                             PERIOD FROM                       PERIOD FROM
                                                             JANUARY 1,                        JANUARY 1,
                                                               1997 TO        YEAR ENDED         1997 TO        YEAR ENDED
                                                            DECEMBER 11,     DECEMBER 31,     DECEMBER 11,     DECEMBER 31,
                                                                1997             1996             1997             1996
                                                           --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ...................................     $  323,899         403,850          210,867         241,146
 Expenses:
   Mortality and expense risk charges (note 3) .........         32,166          29,108            7,958          30,219
                                                             ----------         -------          -------         -------
Net investment income (loss) ...........................        291,733         374,742          202,909         210,927
                                                             ----------         -------          -------         -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ..............................       (100,939)        (28,384)              --              --
 Unrealized appreciation (depreciation) on
   investments .........................................        218,413        (207,379)              --              --
                                                             ----------        --------          -------         -------
Net realized and unrealized gain (loss) on investments          117,474        (235,763)              --              --
                                                             ----------        --------          -------         -------
Increase in net assets from operations .................     $  409,207         138,979          202,909         210,927
                                                             ==========        ========          =======         =======

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                              PARAGON PORTFOLIOS
                                                  ---------------------------------------------------------------------------
                                                     PARAGON POWER       PARAGON POWER      PARAGON POWER     PARAGON POWER
                                                   INTERMEDIATE TERM         VALUE          VALUE EQUITY        GULF SOUTH
                                                     BOND PORTFOLIO    GROWTH PORTFOLIO   INCOME PORTFOLIO   GROWTH PORTFOLIO
                                                  ------------------- ------------------ ------------------ -----------------
                                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          1996               1996               1996               1996
                                                  ------------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Dividends ............................     $   23,621              3,324             10,506                 --
 Expenses:
   Mortality and expense risk charges
    (note 3) ....................................          1,542              1,286              1,123                986
                                                      ----------              -----             ------                ---
Net investment income (expense) .................         22,079              2,038              9,383               (986)
                                                      ----------              -----             ------               ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ..............................         74,098            337,822            414,570            327,512
 Unrealized depreciation on investments .........       (144,769)          (331,796)          (353,580)          (386,094)
                                                      ----------           --------           --------           --------
Net realized and unrealized gain (loss) on
 investments ....................................        (70,671)             6,026             60,990            (58,582)
                                                      ----------           --------           --------           --------
Increase (decrease) in net assets from
 operations .....................................     $  (48,592)             8,064             70,373            (59,568)
                                                      ==========           ========           ========           ========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998



                                                                         GE INVESTMENT FUND, INC.
                                         ----------------------------------------------------------------------------------------
                                                  INCOME FUND           PREMIER GROWTH EQUITY FUND        VALUE EQUITY FUND
                                         ----------------------------- ----------------------------- ----------------------------
                                                          PERIOD FROM                   PERIOD FROM                  PERIOD FROM
                                                         DECEMBER 12,                  DECEMBER 12,                  DECEMBER 12,
                                           YEAR ENDED       1997 TO      YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              1998           1997           1998           1997           1998           1997
                                         -------------- -------------- -------------- -------------- -------------- -------------
Increase in net assets
From operations:
 Net investment income (loss) ..........  $  2,693,621        49,979        700,080          3,785        265,133        (6,415)
 Net realized gain (loss) ..............     1,314,687           (62)     2,049,328         13,532      1,206,800         8,652
 Unrealized appreciation
   (depreciation) on investments .......    (2,472,562)      (16,828)     2,657,926        519,614       (542,115)      328,098
                                          ------------       -------      ---------        -------      ---------       -------

Increase in net assets from
 operations ............................     1,535,746        33,089      5,407,334        536,931        929,818       330,335
                                          ------------       -------      ---------        -------      ---------       -------
From capital transactions:
 Net effect of transactions by Great
   Northern Insured Annuity
   Corporation .........................        67,401    15,388,105        129,456      6,271,166        129,504     4,457,440
 Net contract purchase payments ........        45,225         2,780        107,326          4,382         53,453         5,063
 Transfers to the general account of
   Great Northern Insured Annuity
   Corporation:
   Surrender Benefits ..................      (500,898)       (5,457)      (424,894)        (6,778)      (562,195)       (6,683)
   Certificate maintenance charges .....        (1,119)         (394)        (3,985)          (736)        (3,006)         (770)
 Transfers from (to) the Fixed
   Guarantee Period Account
   (note 1) ............................      (252,919)           --       (229,573)            --       (151,878)           --
 Interfund transfers ...................       105,581     5,085,173     (1,353,201)     9,440,502     (1,412,184)    9,911,506
                                          ------------    ----------     ----------      ---------     ----------     ---------
Increase in net assets from capital
 transactions ..........................      (536,729)   20,470,207     (1,774,871)    15,708,536     (1,946,306)   14,366,556
                                          ------------    ----------     ----------     ----------     ----------    ----------
Increase in net assets .................       999,017    20,503,296      3,632,463     16,245,467     (1,016,488)   14,696,891
Net assets at beginning of period ......    20,503,296            --     16,245,467             --     14,696,891            --
                                          ------------    ----------     ----------     ----------     ----------    ----------
Net assets at end of period ............  $ 21,502,313    20,503,296     19,877,930     16,245,467     13,680,403    14,696,891
                                          ============    ==========     ==========     ==========     ==========    ==========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                               GE INVESTMENTS FUND, INC. (CONTINUED)
                                      ----------------------------------------------------------------------------------------
                                        INTERNATIONAL EQUITY FUND         U.S. EQUITY FUND             MONEY MARKET FUND
                                      ----------------------------- ----------------------------- ----------------------------
                                                       PERIOD FROM                   PERIOD FROM                  PERIOD FROM
                                                      DECEMBER 12,                  DECEMBER 12,                  DECEMBER 12,
                                        YEAR ENDED       1997 TO      YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           1998           1997           1998           1997           1998           1997
                                      -------------- -------------- -------------- -------------- -------------- -------------
Increase in net assets
From operations:
 Net investment income (loss) .......   $  464,979        (1,349)        573,217          4,125        218,021         5,970
 Net realized gain (loss) ...........      867,620         4,562       2,176,519          4,856             --            --
 Unrealized appreciation
   (depreciation) on investments ....      151,208       174,364       2,615,198        553,304             --            --
                                        ----------       -------       ---------        -------        -------         -----

Increase in net assets from
 operations .........................    1,483,807       177,577       5,364,934        562,285        218,021         5,970
                                        ----------       -------       ---------        -------        -------         -----
From capital transactions:
 Net effect of transactions by
   Great Northern Insured
   Annuity Corporation ..............       27,943     6,458,980         170,255     11,801,519         41,821     2,939,080
 Net contract purchase payments .....       28,976         2,870         200,374          4,000         20,139           517
 Transfers to the general account
   of Great Northern Insured
   Annuity Corporation:
   Surrender Benefits ...............     (261,740)       (2,671)       (613,113)       (12,952)    (2,370,648)       (1,563)
   Certificate maintenance
    charges .........................         (833)         (162)         (3,746)          (900)        (1,098)         (100)
 Transfers from (to) the Fixed
   Guarantee Period Account
   (note 1) .........................      (28,938)           --        (132,959)            --       (230,400)           --
 Interfund transfers ................     (293,109)    2,063,036         (28,884)    11,577,126      2,981,797     1,288,557
                                        ----------     ---------       ---------     ----------     ----------     ---------
Increase in net assets from capital
 transactions .......................     (527,701)    8,522,053        (408,073)    23,368,793        441,611     4,226,491
                                        ----------     ---------       ---------     ----------     ----------     ---------
Increase in net assets ..............      956,106     8,699,630       4,956,861     23,931,078        659,632     4,232,461
Net assets at beginning of period ...    8,699,630            --      23,931,078             --      4,232,461            --
                                        ----------     ---------      ----------     ----------     ----------     ---------
Net assets at end of period .........   $9,655,736     8,699,630      28,887,939     23,931,078      4,892,093     4,232,461
                                        ==========     =========      ==========     ==========     ==========     =========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                             GNA VARIABLE SERIES TRUST PORTFOLIOS
                                                                  ----------------------------------------------------------
                                                                         GNA ADJUSTABLE
                                                                         RATE PORTFOLIO           GNA GOVERNMENT PORTFOLIO
                                                                  ----------------------------- ----------------------------
                                                                    PERIOD FROM                   PERIOD FROM
                                                                    JANUARY 1,                    JANUARY 1,
                                                                      1997 TO      YEAR ENDED       1997 TO      YEAR ENDED
                                                                   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                                                       1997           1996           1997           1996
                                                                  -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) ...................................  $    382,717      432,033         465,329       625,298
 Net realized gain (loss) .......................................       130,953       (1,827)        273,899       (24,629)
 Unrealized appreciation (depreciation) on investments ..........      (188,288)    (103,401)       (100,222)     (374,717)
                                                                   ------------     --------        --------      --------

Increase in net assets from operations ..........................       325,382      326,805         639,006       225,952
                                                                   ------------     --------        --------      --------
From capital transactions:
 Net effect of transactions by Great Northern Insured Annuity
   Corporation ..................................................    (6,158,342)       5,460      (6,488,903)       34,853
 Net contract purchase payments .................................        10,245      164,878           8,146       214,486
 Transfers (to) from the general account of Great Northern
   Insured Annuity Corporation:
   Surrenders ...................................................       (23,205)     (28,649)       (112,501)     (100,387)
   Certificate maintenance charges ..............................          (646)        (549)         (2,820)       (3,157)
 Transfers from (to) the Fixed Guarantee Period Account
   (note 1) .....................................................            --           --             317         4,472
 Interfund transfers ............................................      (500,222)     258,575      (2,106,593)      537,106
                                                                   ------------     --------      ----------      --------
Increase (decrease) in net assets from capital transactions .....    (6,672,170)     399,715      (8,702,354)      687,373
                                                                   ------------     --------      ----------      --------
Increase (decrease) in net assets ...............................    (6,346,788)     726,520      (8,063,348)      913,325
Net assets at beginning of period ...............................     6,346,788    5,620,268       8,063,348     7,150,023
                                                                   ------------    ---------      ----------     ---------
Net assets at end of period .....................................  $         --    6,346,788              --     8,063,348
                                                                   ============    =========      ==========     =========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                         GNA VARIABLE SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  --------------------------------------------------------------
                                                                       GNA GROWTH PORTFOLIO            GNA VALUE PORTFOLIO
                                                                  ------------------------------- ------------------------------
                                                                     PERIOD FROM                     PERIOD FROM
                                                                     JANUARY 1,                      JANUARY 1,
                                                                       1997 TO       YEAR ENDED        1997 TO       YEAR ENDED
                                                                    DECEMBER 11,    DECEMBER 31,    DECEMBER 11,    DECEMBER 31,
                                                                        1997            1996            1997            1996
                                                                  ---------------- -------------- ---------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) ...................................  $    (102,106)        44,912          (29,401)      652,725
 Net realized gain (loss) .......................................      6,005,331        116,128        5,204,833       105,042
 Unrealized appreciation (depreciation) on investments ..........     (2,470,123)     1,432,026       (1,474,306)      911,945
                                                                   -------------      ---------       ----------       -------

Increase in net assets from operations ..........................      3,433,102      1,593,066        3,701,126     1,669,712
                                                                   -------------      ---------       ----------     ---------
From capital transactions:
 Net effect of transactions by Great Northern Insured
   Annuity Corporation ..........................................     (6,153,825)        96,161       (4,342,012)       80,960
 Net contract purchase payments .................................        184,598      1,341,984          196,401     1,051,573
 Transfers (to) from the general account of Great Northern
   Insured Annuity Corporation:
   Surrenders ...................................................       (541,696)      (274,949)        (506,461)     (197,975)
   Certificate maintenance charges ..............................        (12,286)        (9,260)         (12,654)       (8,080)
 Transfers from (to) the Fixed Guarantee Period Account
   (note 1) .....................................................          5,292         92,804           61,352        44,494
 Interfund transfers ............................................     (9,318,325)     2,670,231       (9,555,206)    3,299,972
                                                                   -------------      ---------       ----------     ---------
Increase (decrease) in net assets from capital transactions .....    (15,836,242)     3,916,971      (14,158,580)    4,270,944
                                                                   -------------      ---------      -----------     ---------
Increase (decrease) in net assets ...............................    (12,403,140)     5,510,037      (10,457,454)    5,940,656
Net assets at beginning of period ...............................     12,403,140      6,893,103       10,457,454     4,516,798
                                                                   -------------      ---------      -----------     ---------
Net assets at end of period .....................................  $          --     12,403,140               --    10,457,454
                                                                   =============     ==========      ===========    ==========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                            GE VARIABLE INVESTMENT TRUST PORTFOLIOS
                                                                  ------------------------------------------------------------
                                                                                                        GE INTERNATIONAL
                                                                     GE U.S. EQUITY PORTFOLIO           EQUITY PORTFOLIO
                                                                  ------------------------------- ----------------------------
                                                                     PERIOD FROM                    PERIOD FROM
                                                                     JANUARY 1,                     JANUARY 1,
                                                                       1997 TO       YEAR ENDED       1997 TO      YEAR ENDED
                                                                    DECEMBER 11,    DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                                                        1997            1996           1997           1996
                                                                  ---------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) ...................................  $    (127,409)     1,750,408        (25,225)      711,980
 Net realized gain (loss) .......................................      6,278,595         99,571        654,601        44,447
 Unrealized appreciation (depreciation) on investments ..........       (998,789)       971,255       (345,887)      286,920
                                                                   -------------      ---------       --------       -------

Increase in net assets from operations ..........................      5,152,397      2,821,234        283,489     1,043,347
                                                                   -------------      ---------       --------     ---------
From capital transactions:
 Net effect of transactions by Great Northern Insured Annuity
   Corporation ..................................................    (11,661,721)        97,072     (6,429,736)       28,962
 Net contract purchase payments .................................        326,796      1,961,924         68,681       236,002
 Transfers (to) from the general account of Great Northern
   Insured Annuity Corporation:
   Surrenders ...................................................       (723,956)      (329,497)      (112,780)     (160,144)
   Certificate maintenance charges ..............................        (15,289)        (9,873)        (3,051)       (2,482)
 Transfers from (to) the Fixed Guarantee Period Account
   (note 1) .....................................................         19,082        108,232            318            --
 Interfund transfers ............................................    (11,090,320)     4,300,083     (1,984,547)      691,403
                                                                   -------------      ---------     ----------     ---------
Increase (decrease) in net assets from capital transactions .....    (23,145,408)     6,127,941     (8,461,115)      793,741
                                                                   -------------      ---------     ----------     ---------
Increase (decrease) in net assets ...............................    (17,993,011)     8,949,175     (8,177,626)    1,837,088
Net assets at beginning of period ...............................     17,993,011      9,043,836      8,177,626     6,340,538
                                                                   -------------      ---------     ----------     ---------
Net assets at end of period .....................................  $          --     17,993,011             --     8,177,626
                                                                   =============     ==========     ==========     =========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                      GE VARIABLE INVESTMENT TRUST PORTFOLIOS (CONTINUED)
                                                                  ------------------------------------------------------------
                                                                    GE FIXED INCOME PORTFOLIO     GE MONEY MARKET PORTFOLIO
                                                                  ----------------------------- ------------------------------
                                                                    PERIOD FROM                   PERIOD FROM
                                                                    JANUARY 1,                    JANUARY 1,
                                                                      1997 TO      YEAR ENDED       1997 TO       YEAR ENDED
                                                                   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,    DECEMBER 31,
                                                                       1997           1996           1997            1996
                                                                  -------------- -------------- -------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) ...................................  $    291,733      374,742         202,909         210,927
 Net realized gain (loss) .......................................      (100,939)     (28,384)             --              --
 Unrealized appreciation (depreciation) on investments ..........       218,413     (207,379)             --              --
                                                                   ------------     --------         -------         -------

Increase in net assets from operations ..........................       409,207      138,979         202,909         210,927
                                                                   ------------     --------         -------         -------
From capital transactions:
 Net effect of transactions by Great Northern Insured Annuity
   Corporation ..................................................    (2,619,291)      36,831      (2,907,614)         50,122
 Net contract purchase payments .................................        11,635      276,849         108,361       7,890,566
 Transfers (to) from the general account of Great Northern
   Insured Annuity Corporation:
   Surrenders ...................................................      (327,061)    (240,069)       (471,661)       (411,149)
   Certificate maintenance charges ..............................        (3,860)      (3,534)         (2,151)         (3,700)
 Transfers from (to) the Fixed Guarantee Period Account
   (note 1) .....................................................            --       50,012         672,162         181,003
 Interfund transfers ............................................    (2,838,511)   1,861,031      (1,972,176)     (8,642,581)
                                                                   ------------    ---------      ----------      ----------
Increase (decrease) in net assets from capital transactions .....    (5,777,088)   1,981,120      (4,573,079)       (935,739)
                                                                   ------------    ---------      ----------      ----------
Increase (decrease) in net assets ...............................    (5,367,881)   2,120,099      (4,370,170)       (724,812)
Net assets at beginning of period ...............................     5,367,881    3,247,782       4,370,170       5,094,982
                                                                   ------------    ---------      ----------      ----------
Net assets at end of period .....................................  $         --    5,367,881              --       4,370,170
                                                                   ============    =========      ==========      ==========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               DECEMBER 31, 1998



                                                                                        PARAGON PORTFOLIOS
                                                                  --------------------------------------------------------------
                                                                       PARAGON         PARAGON        PARAGON        PARAGON
                                                                        POWER           POWER          POWER          POWER
                                                                    INTERMEDIATE        VALUE      VALUE EQUITY     GULF SOUTH
                                                                        TERM           GROWTH         INCOME          GROWTH
                                                                   BOND PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  ---------------- -------------- -------------- ---------------
                                                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                        1996            1996           1996            1996
                                                                  ---------------- -------------- -------------- ---------------
From operations:
 Net investment income (loss) ...................................   $     22,079          2,038          9,383            (986)
 Net realized gain (loss) .......................................         74,098        337,822        414,570         327,512
 Unrealized appreciation (depreciation) on investments ..........       (144,769)      (331,796)      (353,580)       (386,094)
                                                                    ------------       --------       --------        --------

Increase (decrease) in net assets from operations ...............        (48,592)         8,064         70,373         (59,568)
                                                                    ------------       --------       --------        --------
From capital transactions:
 Net effect of transactions by Great Northern Insured Annuity
   Corporation ..................................................     (1,140,084)    (1,301,752)    (1,436,738)     (1,259,857)
 Net contract purchase payments .................................         10,561         53,436         45,278          23,920
 Transfers (to) from the general account of Great Northern
   Insured Annuity Corporation:
   Surrenders ...................................................         (9,249)       (22,065)       (10,486)        (23,260)
   Certificate maintenance charges ..............................           (191)          (189)          (136)           (168)
 Transfers from (to) the Fixed Guarantee Period Account
   (note 1) .....................................................             --             --             --              --
 Interfund transfers ............................................     (1,255,350)    (1,329,275)    (1,149,209)     (1,241,986)
                                                                    ------------     ----------     ----------      ----------
Increase (decrease) in net assets from capital transactions .....     (2,394,313)    (2,599,845)    (2,551,291)     (2,501,351)
                                                                    ------------     ----------     ----------      ----------
Increase (decrease) in net assets ...............................     (2,442,905)    (2,591,781)    (2,480,918)     (2,560,919)
Net assets at beginning of period ...............................      2,442,905      2,591,781      2,480,918       2,560,919
                                                                    ------------     ----------     ----------      ----------
Net assets at end of period .....................................   $         --             --             --              --
                                                                    ============     ==========     ==========      ==========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998


(1) DESCRIPTION OF ENTITY

     GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation (GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Beginning in 1995, the Account funds certain benefits for group deferred variable annuity policies issued by GNA. GNA is an indirect wholly-owned subsidiary of GNA Corporation, General Electric Capital Corporation and General Electric Company (GE Company). The GNA Variable Series Trust Portfolios, GE Variable Investment Trust Portfolios and Paragon Portfolios commenced operations January 3, 1995.

     Effective April 1, 1996, the Securities and Exchange Commission approved the closure of the Paragon Portfolio. Assets were transferred to the GE Money Market Portfolio, and the statement of operations includes activity until April 1, 1996 and subsequently, GNA closed the Paragon Portfolios.

     On December 11, 1997, the Account added the GE Investments Funds, Inc. -- Income, Premier Growth Equity, Value Equity, International Equity, U.S. Equity and Money Market Funds. Effective December 11, 1997, the Securities and Exchange Commission approved the substitution of certain investment subdivisions. Assets were transferred as follows:



BEFORE THE SUBSTITUTION                              AFTER THE SUBSTITUTION
   Shares of Adjustable Rate Portfolio -- GNA        Shares of Income Fund -- GE Investments Funds, Inc.
   Variable Series Trust
   Shares of Government Portfolio -- GNA Variable    Shares of Income Fund -- GE Investments Funds, Inc.
   Series Trust
   Shares of Fixed Income Portfolio -- GE Variable   Shares of Income Fund -- GE Investments Funds, Inc.
   Investment Trust
   Shares of Growth Portfolio -- GNA Variable        Shares of Premier Growth Equity Fund -- GE
   Series Trust                                      Investments Funds, Inc.
   Shares of Value Portfolio -- GNA Variable         Shares of Value Equity Fund -- GE Investments
   Series Trust                                      Funds, Inc.
   Shares of International Equity Portfolio -- GE    Shares of International Equity Fund -- GE Investments
   Variable Investment Trust                         Funds, Inc.
   Shares of U.S. Equity Portfolio -- GE Variable    Shares of U.S. Equity Fund -- GE Investments
   Investment Trust                                  Funds, Inc.
   Shares of Money Market Portfolio -- GE Variable   Shares of Money Market Fund -- GE Investments
   Investment Trust                                  Funds, Inc.

     The foregoing substitutions were carried out with the approval of any necessary department of insurance. Effective December 12, 1997, GNA closed the Variable Series Trust and GE Variable Investment Trust Portfolios.

     Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GNA. The net assets related to deferred variable annuity policies are the property of GNA and cannot be used to settle liabilities arising out of any other business of GNA.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     (A) INVESTMENTS

     Investments in shares of the portfolios are recorded at their net asset value. The net asset value is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on a first-in, first-out (FIFO) basis. Dividend income is recorded on the ex-dividend date.

                        GNA VARIABLE INVESTMENT ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued

     The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the years ended December 31, 1998, 1997 and 1996, were:


                                             1998
                                  ---------------------------
                                      COST OF      PROCEEDS
                                      SHARES      FROM SHARES
                                     ACQUIRED        SOLD
                                  -------------- ------------
GE Investments Inc.:
  Income ........................  $19,843,849    17,686,957
  Premier Growth Equity .........   10,340,258    11,415,049
  Value Equity ..................    2,229,839     3,911,012
  International Equity ..........    7,986,728     8,049,451
  U.S. Equity ...................   16,136,110    15,970,966
  Money Market ..................    5,511,291     4,851,659


                                                    1997
                                         ---------------------------
                                             COST OF      PROCEEDS
                                             SHARES      FROM SHARES
                                            ACQUIRED        SOLD
                                         -------------- ------------
GE Investments Funds, Inc.:
  Income ...............................  $20,601,794        81,608
  Premier Growth Equity ................   16,125,593       413,272
  Value Equity .........................   14,741,094       380,953
  International Equity .................    8,762,091       241,387
  U.S. Equity ..........................   23,585,408       212,490
  Money Market .........................    4,234,024         1,563
GNA Variable Series Trust Portfolios:
  GNA Adjustable Rate ..................      498,347     6,787,000
  GNA Government .......................      731,177     8,964,542
  GNA Growth ...........................    1,043,291    16,981,639
  GNA Value ............................    1,424,753    15,612,734
GE Variable Investment Trust Portfolios:
  GE U.S. Equity .......................    1,386,664    24,659,481
  GE International Equity ..............      549,529     9,035,869
  GE Fixed Income ......................      453,831     5,935,033
  GE Money Market ......................    1,717,889     6,086,208

                        GNA VARIABLE INVESTMENT ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                            1996
                                                 ---------------------------
                                                     COST OF      PROCEEDS
                                                     SHARES      FROM SHARES
                                                    ACQUIRED        SOLD
                                                 -------------- ------------
GNA Variable Series Trust Portfolios:
  GNA Adjustable Rate ..........................  $ 1,000,968       169,874
  GNA Government ...............................    2,111,676       800,272
  GNA Growth ...................................    4,839,974       878,091
  GNA Value ....................................    5,564,306       643,392
GE Variable Investment Trust Portfolios:
  GE U.S. Equity ...............................    8,535,990       657,642
  GE International Equity ......................    1,912,875       407,154
  GE Fixed Income ..............................    2,794,916       443,207
  GE Money Market ..............................   11,371,209    12,097,915
Paragon Portfolio:
  Paragon Power Intermediate Term Bond .........       43,434     2,415,669
  Paragon Power Value Growth ...................       80,350     2,678,158
  Paragon Power Value Equity Income ............       92,424     2,634,332
  Paragon Power Gulf South Growth ..............       59,196     2,561,534

     (B) UNIT ACTIVITY

     The increase (decrease) in outstanding units from capital transactions for the years ended December 31, 1998, 1997 and 1996 are as follows:

     Year ended December 31, 1998:




                                                                    GE INVESTMENT FUNDS, INC.
                                      -------------------------------------------------------------------------------------
                                                       PREMIER                   INTERNATIONAL                    MONEY
                                          INCOME        GROWTH        VALUE          EQUITY          U.S.         MARKET
                                           FUND         EQUITY        EQUITY          FUND          EQUITY         FUND
                                      ------------- ------------- ------------- --------------- ------------- -------------
Units outstanding, beginning of year      508,249       943,827       991,032        206,295      1,156,869       128,751
Units purchased .....................      71,462       172,206       163,497         60,655        124,349       511,772
Units redeemed ......................    (130,434)     (336,153)     (347,927)      (107,212)      (175,739)     (471,310)
                                         --------      --------      --------       --------      ---------      --------
Units outstanding, end of year ......     449,277       779,880       806,602        159,738      1,105,479       169,213
                                         ========      ========      ========       ========      =========      ========

     Year ended December 31, 1997:




                                                                GE INVESTMENT FUNDS, INC.
                                      -----------------------------------------------------------------------------
                                                    PREMIER                INTERNATIONAL                   MONEY
                                         INCOME      GROWTH      VALUE         EQUITY          U.S.        MARKET
                                          FUND       EQUITY      EQUITY         FUND          EQUITY        FUND
                                      ----------- ----------- ----------- --------------- ------------- -----------
Units outstanding, beginning of year         --          --          --            --              --          --
Units purchased .....................       278         440         508           287             402          52
Units redeemed ......................      (546)       (659)       (660)         (263)         (1,276)       (156)
Units exchanged .....................   508,517     944,046     991,184       206,271       1,157,743     128,855
                                        -------     -------     -------       -------       ---------     -------
Units outstanding, end of year ......   508,249     943,827     991,032       206,295       1,156,869     128,751
                                        =======     =======     =======       =======       =========     =======

                        GNA VARIABLE INVESTMENT ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                       GNA VARIABLE SERIES TRUST PORTFOLIOS
                                               ----------------------------------------------------
                                                    GNA
                                                ADJUSTABLE       GNA          GNA           GNA
                                                   RATE      GOVERNMENT      GROWTH        VALUE
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ------------ ------------ ------------- ------------
Units outstanding, beginning of year .........     43,230      177,813       501,297      479,779
Units purchased ..............................        871          763        10,439       10,707
Units redeemed ...............................     (1,978)      (9,454)      (31,630)     (28,076)
Units exchanged ..............................    (42,123)    (169,122)     (480,106)    (462,410)
                                                  -------     --------      --------     --------
Units outstanding, end of year ...............         --           --            --           --
                                                  =======     ========      ========     ========


                                                      GE VARIABLE INVESTMENT TRUST PORTFOLIOS
                                              --------------------------------------------------------
                                                                   GE             GE           GE
                                                    GE       INTERNATIONAL      FIXED         MONEY
                                               U.S. EQUITY       EQUITY         INCOME       MARKET
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                              ------------- --------------- ------------- ------------
Units outstanding, beginning of year ........     558,978        149,105        253,249      147,357
Units purchased .............................      17,293          4,870          1,453        9,686
Units redeemed ..............................     (37,907)        (8,165)       (27,725)     (40,900)
Units exchanged .............................    (538,364)      (145,810)      (226,977)    (116,143)
                                                 --------       --------       --------     --------
Units outstanding, end of year ..............          --             --             --           --
                                                 ========       ========       ========     ========

     Year ended December 31, 1996:




                                                      GNA VARIABLE SERIES TRUST PORTFOLIOS
                                               --------------------------------------------------
                                                    GNA
                                                ADJUSTABLE       GNA         GNA          GNA
                                                   RATE      GOVERNMENT     GROWTH       VALUE
                                                 PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               ------------ ------------ ----------- ------------
Units outstanding, beginning of year .........     7,535      120,988      221,675      158,124
Units purchased ..............................    14,910       21,863       96,364       80,125
Units redeemed ...............................    (2,561)      (8,838)     (18,964)     (14,415)
Units exchanged ..............................    23,346       43,800      202,222      255,945
                                                  ------      -------      -------      -------
Units outstanding, end of year ...............    43,230      177,813      501,297      479,779
                                                  ======      =======      =======      =======


                                                     GE VARIABLE INVESTMENT TRUST PORTFOLIOS
                                              ------------------------------------------------------
                                                                   GE            GE          GE
                                                    GE       INTERNATIONAL     FIXED        MONEY
                                               U.S. EQUITY       EQUITY        INCOME      MARKET
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                                              ------------- --------------- ----------- ------------
Units outstanding, beginning of year ........    128,448         88,200        81,370      237,634
Units purchased .............................    138,084         16,992        24,403      739,026
Units redeemed ..............................    (22,369)       (12,262)      (21,083)     (38,623)
Units exchanged .............................    314,815         56,175       168,559     (790,680)
                                                 -------        -------       -------     --------
Units outstanding, end of year ..............    558,978        149,105       253,249      147,357
                                                 =======        =======       =======     ========

                        GNA VARIABLE INVESTMENT ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                 PARAGON PORTFOLIOS
                                               -------------------------------------------------------
                                                INTERMEDIATE      VALUE         VALUE         GULF
                                                  TERM BOND       GROWTH       EQUITY        SOUTH
                                               -------------- ------------- ------------ -------------
Units outstanding, beginning of year .........     109,775        110,204       86,867       107,010
Units purchased ..............................           1            168            5            20
Units redeemed ...............................        (803)        (1,786)        (741)       (1,953)
Units exchanged ..............................    (108,973)      (108,586)     (86,131)     (105,077)
                                                  --------       --------      -------      --------
Units outstanding, end of year ...............          --             --           --            --
                                                  ========       ========      =======      ========

     (C) DISTRIBUTIONS

     The net investment income (loss) and realized capital gains of the Account are retained and reinvested within the Account.


     (D) FEDERAL INCOME TAXES

     The operations of the Account are a part of, and are taxed with, the operations of GNA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GNA is taxed as a life insurance company under the Internal Revenue Code.


     (E) USE OF ESTIMATES

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3) RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

     Net contract purchase payments transferred from GNA to the Account represent gross purchase payments recorded by GNA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

     Each year GNA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GNA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GNA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GNA assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

     Units are not assigned to purchases made by GNA and no contract charges are assessed against GNA's net assets.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds,
 .55% for the U.S. Equity Fund, .65% for the Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund. Prior to December 12, 1997, GNA Capital Management, Inc., a wholly-owned subsidiary of GNA Corporation, served as investment advisor to the GNA VST portfolios and GE Investment Management Incorporated served as investment advisor of the GE VIT portfolios. The VST portfolios paid GNA Capital Management, Inc. a fee based upon each portfolio's daily net assets, calculated at an effective annual rate of .40% to .80% depending on

                        GNA VARIABLE INVESTMENT ACCOUNT

(3) RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES -- Continued

the type of portfolio and the portfolio's combined average daily net assets. The VIT portfolios paid GE Investment Management Incorporated a fee based upon each portfolio's daily net assets, calculated at an effective annual rate of
 .30% to .85% depending on the nature of the portfolio.


(4) SUBSEQUENT EVENT

     Effective January 1, 1999, Great Northern Insured Annuity Corporation merged with and into General Electric Capital Assurance Company, its parent company. This event has no impact on net assets or unit values of the Account.